Related Party Transactions and Balances - Schedule of Related Parties That Had Transactions or Balances With The Group (Detail)	12 Months Ended
Dec. 31, 2021
Mr.Liang Changlin [Member]
Related Party Transactions Or Balances With The Group [Line Items]
Related party transactions by related party relationship with the group	Founder and CEO of the Company
Shanghai Tiejun Enterprise Consulting Center [Member]
Related Party Transactions Or Balances With The Group [Line Items]
Related party transactions by related party relationship with the group	Controlled by Mr. Liang Changlin
EatTogether Holding Limited [Member]
Related Party Transactions Or Balances With The Group [Line Items]
Related party transactions by related party relationship with the group	Controlled by Mr. Liang Changlin